Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Global Equity VIP
	Shares	Value ($)

Common Stocks 95.9%
Argentina 3.1%
Globant SA*	2,026	569,326
MercadoLibre, Inc.*	140	235,116
(Cost $316,724)		804,442
Brazil 0.7%
Pagseguro Digital Ltd. "A"* (Cost $126,093)	3,694	191,054
Canada 4.0%
Alimentation Couche-Tard, Inc. "B"	5,019	192,026
Brookfield Asset Management, Inc. "A"	15,422	826,379
(Cost $316,946)		1,018,405
China 4.6%
Alibaba Group Holding Ltd. (ADR)*	2,162	320,084
Ping An Insurance (Group) Co. of China Ltd. "H"	37,500	255,488
Tencent Holdings Ltd.	10,100	608,361
(Cost $867,177)		1,183,933
France 5.7%
Arkema SA	2,253	298,175
Cie de Saint-Gobain	4,866	327,710
LVMH Moet Hennessy Louis Vuitton SE	261	186,469
Schneider Electric SE	875	145,473
TotalEnergies SE	3,604	171,959
VINCI SA	3,108	322,891
(Cost $1,168,344)		1,452,677
Germany 4.9%
adidas AG	437	137,242
Allianz SE (Registered)	1,712	385,323
Deutsche Boerse AG	2,811	456,295
Evonik Industries AG	8,470	265,947
(Cost $1,017,686)		1,244,807
Ireland 3.3%
Experian PLC	9,948	417,453
Kerry Group PLC "A" (a)	3,105	415,885
Kerry Group PLC "A" (a)	49	6,580
(Cost $435,465)		839,918
Israel 0.9%
Kornit Digital Ltd.* (b) (Cost $146,126)	1,622	234,768

Japan 3.4%
Keyence Corp.	1,000	597,196
SMC Corp.	435	272,188
(Cost $419,121)		869,384
Luxembourg 0.8%
Eurofins Scientific SE (Cost $35,567)	1,649	211,526
Singapore 1.2%
DBS Group Holdings Ltd. (Cost $249,909)	13,700	303,168
Sweden 1.8%
Assa Abloy AB "B"	6,037	175,351
Spotify Technology SA* (c)	1,302	293,393
(Cost $308,556)		468,744
Switzerland 5.4%
Lonza Group AG (Registered)	1,085	814,525
Nestle SA (Registered)	4,672	563,414
(Cost $307,189)		1,377,939
United Kingdom 3.3%
Aon PLC "A" (c)	1,351	386,075
Halma PLC	6,758	258,716
Spirax-Sarco Engineering PLC	937	188,580
(Cost $222,371)		833,371
United States 52.8%
Activision Blizzard, Inc.	3,064	237,123
Alphabet, Inc. "A"*	321	858,200
Amazon.com, Inc.*	170	558,457
AMETEK, Inc.	2,798	346,980
Amphenol Corp. "A"	7,319	535,970
Apple, Inc.	3,769	533,313
Applied Materials, Inc.	4,000	514,920
AZEK Co., Inc.*	4,055	148,129
Certara, Inc.*	3,965	131,242
Danaher Corp.	2,913	886,834
DexCom, Inc.*	488	266,868
Ecolab, Inc.	1,676	349,647
EPAM Systems, Inc.*	1,012	577,326
Exact Sciences Corp.*	1,347	128,571
Fiserv, Inc.*	2,856	309,876
Generac Holdings, Inc.*	640	261,549
Hologic, Inc.*	2,730	201,501
Intuit, Inc.	657	354,458
JPMorgan Chase & Co.	4,100	671,129
MasterCard, Inc. "A"	1,202	417,911
Match Group, Inc.*	2,541	398,912
McDonald's Corp.	640	154,310
Microsoft Corp.	3,026	853,090
Mondelez International, Inc. "A"	3,019	175,645
NVIDIA Corp.	2,927	606,357
Progressive Corp.	6,317	570,994
Quidel Corp.*	860	121,389
RingCentral, Inc. "A"*	622	135,285

Schlumberger NV	6,037	178,937
ServiceNow, Inc.*	969	602,980
Terminix Global Holdings, Inc.*	5,190	216,267
T-Mobile U.S., Inc.*	2,893	369,610
Vroom, Inc.*	4,685	103,398
YETI Holdings, Inc.*	2,754	235,990
Zoetis, Inc.	2,689	522,042
(Cost $5,446,243)		13,535,210
Total Common Stocks (Cost $11,383,517)		24,569,346

Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.03% (d) (Cost $1,162,782)	1,162,782	1,162,782

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,546,299)	100.4	25,732,128
Other Assets and Liabilities, Net	(0.4)	(105,462)
Net Assets	100.0	25,626,666
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
117,216	—	117,216 (f)	—	—	1,450	—	—	—
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.03% (d)
302,262	6,935,371	6,074,851	—	—	77	—	1,162,782	1,162,782
419,478	6,935,371	6,192,067	—	—	1,527	—	1,162,782	1,162,782
*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
ADR: American Depositary Receipt

At September 30, 2021 the DWS Global Equity VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Information Technology	7,057,778	29%
Financials	3,854,851	16%
Health Care	3,284,498	13%
Industrials	2,841,072	12%
Communication Services	2,765,599	11%
Consumer Discretionary	2,147,333	9%
Consumer Staples	1,353,550	5%
Materials	913,769	4%
Energy	350,896	1%
Total	24,569,346	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$804,442	$—	$—	$804,442
Brazil	191,054	—	—	191,054
Canada	1,018,405	—	—	1,018,405
China	320,084	863,849	—	1,183,933
France	—	1,452,677	—	1,452,677
Germany	—	1,244,807	—	1,244,807
Ireland	—	839,918	—	839,918
Israel	234,768	—	—	234,768
Japan	—	869,384	—	869,384
Luxembourg	—	211,526	—	211,526
Singapore	—	303,168	—	303,168
Sweden	293,393	175,351	—	468,744
Switzerland	—	1,377,939	—	1,377,939
United Kingdom	386,075	447,296	—	833,371
United States	13,535,210	—	—	13,535,210
Short-Term Investments	1,162,782	—	—	1,162,782
Total	$17,946,213	$7,785,915	$—	$25,732,128

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GE-PH3
R-080548-1 (1/23)